Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum credit risk exposure	$ 70,664	$ 68,563	$ 66,347
Net margin call (paid) received	1,556	(2,486)	(2,581)
Sale of receivables
Credit risk
Net value of receivables sold	6,446
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	23
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	5,129	3,999	4,755
Loans and advances
Credit risk
Maximum credit risk exposure	2,458	1,982	1,877
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	287	332	471
Non-current financial assets
Credit risk
Maximum credit risk exposure	4,781	912	680
Accounts receivable
Credit risk
Maximum credit risk exposure	14,068	18,488	17,270
Other operating receivables
Credit risk
Maximum credit risk exposure	8,043	11,506	9,733
Current financial assets
Credit risk
Maximum credit risk exposure	4,630	3,992	3,654
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 31,268	$ 27,352	$ 27,907